Goodwill (Details Narrative) - USD ($)		12 Months Ended
	Aug. 02, 2019	Dec. 31, 2020	Dec. 31, 2019
Impairment loss		$ 49,564
Share Exchange Agreement [Member] | Shenzhen Yeller Video & Technology Co Shareholders [Member]
Purchase of shares, description	QCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.'s shareholders: 1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72).